Cover	Oct. 28, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	V. F. Corporation
Entity Incorporation, State or Country Code	PA
Entity File Number	1-5256
Entity Tax Identification Number	23-1180120
Entity Address, Address Line One	1551 Wewatta Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	778-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000103379
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, without par value, stated capital $.25 per share
Trading Symbol	VFC
Security Exchange Name	NYSE
0.250% Senior Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	0.250% Senior Notes due 2028
Trading Symbol	VFC28
Security Exchange Name	NYSE
4.250% Senior Notes, due 2029
Document Information [Line Items]
Title of 12(b) Security	4.250% Senior Notes due 2029
Trading Symbol	VFC29
Security Exchange Name	NYSE
0.625% Senior Notes due 2032
Document Information [Line Items]
Title of 12(b) Security	0.625% Senior Notes due 2032
Trading Symbol	VFC32
Security Exchange Name	NYSE